SEC File No. 33-20506
                                                          SEC File No. 33-67852
                                                          SEC File No. 33-00850
                                                          SEC File No. 33-00848
                                                          SEC File No. 002-91302

                                  PILGRIM FUNDS

                         SUPPLEMENT DATED APRIL 4, 2000
                     TO THE PROSPECTUS DATED JANUARY 4, 2000

FUND REORGANIZATIONS

     On March 24, 2000, shareholders approved the following reorganizations: (i) Pilgrim High Yield Fund III into Pilgrim High Yield Fund II; (ii) Pilgrim Income & Growth Fund and Pilgrim Balance Sheet Opportunities Fund into Pilgrim Balanced Fund; and (iii) Pilgrim Government Securities Fund into Pilgrim Government Securities Income Fund. The reorganizations were completed on April 1, 2000.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.